Stock Based Compensation (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) Y	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($) Y	Dec. 31, 2009 CAD
Fair value of stock options granted and the compensation expenses
Risk-free interest rate		2.26%	2.26%	1.66%	1.66%
Expected dividend yield		2.00%	2.00%	2.05%	2.05%
Expected volatility		35.00%	35.00%	31.00%	31.00%
Expected time until exercise		4	4	4	4
Weighted average fair value of options granted or modified in year			10.00		3.60
Compensation expense recorded in selling, general and administrative expense	$ 21	$ 43		$ 4